Investment Objectives and Goals - Selected American Shares - Selected American Shares	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Selected American Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks both capital growth and income. In the current market environment, income is expected to be low.